Consolidated Statements of Loss - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Loss
Revenue from contract with customer	SFr 2,762,830	SFr 6,043,855
Other income	70,835	658,818	SFr 499,894
Operating costs
Research and development	(12,453,876)	(4,918,793)	(2,628,901)
General and administration	(4,983,946)	(3,208,505)	(1,106,049)
Total operating costs	(17,437,822)	(8,127,298)	(3,734,950)
Operating loss	(14,604,157)	(1,424,625)	(3,235,056)
Finance income	36,874
Finance expense	(213,321)	(220,173)	(45,350)
Finance costs	(176,447)	(220,173)	(45,350)
Net loss before tax	(14,780,604)	(1,644,798)	(3,280,406)
Net loss for the year	SFr (14,780,604)	SFr (1,644,798)	SFr (3,280,406)
Basic and diluted loss per share for loss attributable to the ordinary equity holders of the Company	SFr (0.56)	SFr (0.07)	SFr (0.25)